The Company (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended		142 Months Ended	145 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Mar. 31, 2016	Jan. 08, 2016
Common stock outstanding shares	5,000,000		5,000,000		5,000,000	5,000,000
Common stock issued and outstanding per share	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock remaining shares were cancelled	3,853,600		3,853,600		3,853,600	3,853,600
Number of outstanding warrants issuable shares							1,800,364
Net income loss	$ (6,977,898)	$ (1,641,819)	$ (13,876,927)	$ (4,424,413)	$ 25,900,000	$ 32,900,000
Estimated operating expenditure for next twelve months	$ 7,200,000		$ 6,900,000		$ 6,900,000	$ 7,200,000
Bone Biologics Inc [Member]
Common stock issued and outstanding per share	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock converted combined number of share	19,897,587		19,897,587
Number of outstanding warrants issuable shares	2,151,926		2,151,926		2,151,926	2,151,926
Number of shares issuable upon the conversion of debt	5,648,658		5,648,658